GENERAL	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

Magal Security Systems Ltd. ("the Parent Company" or "Magal") and its subsidiaries (together - "the Company") is a leading international provider of solutions and products for physical and video security solutions, as well as site management. Over the past 45 years, the Company has delivered its products as well as tailor-made security solutions and turnkey projects to customers in over 80 countries under some of the most challenging conditions. The Company offers comprehensive integrated solutions for critical sites, which leverage its broad portfolio of homegrown PIDS (Perimeter Intrusion Detection Systems), advanced VMS (Video Management Software) with native IVA (Intelligent Video Analytics) security solutions.

On September 30, 2016, the Parent Company completed a rights offering according to which it distributed to all holders of its ordinary shares at no charge, subscription rights to purchase up to an aggregate of 6,170,386 Ordinary shares. The rights offering was fully subscribed for and the Parent Company received net proceeds of approximately $ 23,617 after deducting issuance expenses related to the rights offering of approximately $ 201.

On October 1, 2014, FIMI Opportunity Fund ("FIMI"), completed the purchase of approximately 40% of Magal's outstanding shares from Ki Corporation Limited, a Company beneficially owned by Mr. Nathan Kirsh. Following the closing of the transaction, FIMI is the largest shareholder of Magal.

b.	2016 Acquisition:

On April 1, 2016 (the “Closing Date”), a wholly-owned subsidiary of the Parent Company, completed the acquisition of all of the outstanding ordinary shares of Aimetis Corp. (“Aimetis”), a corporation incorporated under the laws of Canada for total consideration of $ 14,469, consisting of $ 14,387 in cash and performance-based contingent payments ("Earn-out") in a total of up to $ 844. The Earn-out payments were measured, by using the Monte Carlo Simulation of the triangular model, at fair value at the Closing Date in the amount of $ 82. Since the performance conditions have not been met, the liability of $ 82 was eliminated, and the respective amount was included as a reduction of general and administrative expenses in the statement of operations in 2016.

In addition, a retention payment in the amount of $ 844 was paid as a result of the continued employment of two of its executive employees with Aimetis during the period of 13 months following the closing date. The expense was recognized on a linear basis.

Aimetis specializes in advanced video analytics software and intelligent IP video management software (VMS). The acquisition adds product portfolio complementary to the Group's large portfolio of perimeter intrusion detection systems (PIDS), adding a video surveillance offering with unmatched solutions for outdoor and critical sites, and also strengthening the Company's position in the market. The value of goodwill is attributed to synergies between the Company's portfolio and the acquired company's products and services.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of the acquired company. The entire goodwill was assigned to the Video reporting unit within the Video and Cyber security segment. The results of the acquired company's operations have been included in the consolidated financial statements since April 1, 2016.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets (including cash of $ 2,274)	$1,981
Intangible assets	4,520
Adjustment to deferred revenue	671
Deferred tax liabilities, net	(562)
Goodwill	7,859

Total purchase price	$14,469

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of the acquired company's business.

The fair value of intangible assets was based on market participant approach using an income approach. Intangible assets that are subject to amortization are amortized over their estimated useful lives. For technology, the Company is using the straight-line method and for customer relationships, the Company is using the acceleration method.

The following table sets forth the components of intangible assets associated with the acquisition:

Fair value

Technology	$3,759
Customer relationships	761

Total intangible assets	$4,520

Acquisition related costs for the year ended December 31, 2016 amounted to approximately $270 and were included in general and administrative expenses in the statement of operations.

The amounts of revenue and net earnings of Aimetis since the acquisition date included in the consolidated income statement for the reporting period are:

Year ended December 31,
2016

Revenues	$5,047

Net loss	$(2,667)

Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2015 and 2016, assuming that the acquisitions of Aimetis occurred on January 1, 2015. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2015	2016
	Unaudited

Revenues	$71,709	$69,956

Net income (loss) attributable to Magal shareholders'	$2,134	$(73)

Basic and diluted income (loss) per share	$0.13	$0.00